Inventories - Disclosure of amounts due from customers for contract work (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€ 766	€ 826
Less: Progress billings	659	662
Construction contracts, net asset/(liability)	107	164
Construction contract assets	214	275
Construction contract liabilities	€ 107	€ 111